Shareholders' Equity - Summary of Remeasurement of Defined Benefit Plans (Detail) - Remeasurement of defined benefit Plans of group companies [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revaluation reserve [Line Items]
At January 1	€ (1,850)	€ (1,669)	€ (1,820)
Remeasurements of defined benefit plans	(612)	(134)	224
Tax effect	90	(15)	(175)
Net exchange differences	(25)	(32)	102
Total remeasurement of defined benefit plans	€ (2,397)	€ (1,850)	€ (1,669)